CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Convertible preferred shares (Details) - Series C - Second Company Repurchase - USD ($)	Jun. 30, 2019	Sep. 30, 2018
Stock price
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	6.41
Stock price | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares		5.45
Stock price | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares		6.41
Term | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	1.7	1.7
Term | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.3	2.4
Volatility
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	55.00	55.00
Risk-free rate | Minimum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	1.59	2.71
Risk-free rate | Maximum
Equity, Class of Treasury Stock [Line Items]
Series C convertible preferred shares	2.71	2.81